Document and Entity Information	Nov. 08, 2022
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	RIGETTI COMPUTING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40140
Entity Tax Identification Number	88-0950636
Entity Address, Address Line One	775 Heinz Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	510
Local Phone Number	210-5550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 14, 2022, Rigetti Computing, Inc. (the “Company”) filed a Current Report on Form 8-K, as amended on December 2, 2022 (the “Original Form 8-K”), with the U.S. Securities and Exchange Commission (the “SEC”), announcing the resignation of the Company’s Founder, President and Chief Executive Officer, Dr. Chad Rigetti. This Amendment No. 2 to Current Report on Form 8-K (“Amendment No. 2”) further amends the Original Form 8-K in order to supplement the Company’s disclosure under Item 5.02 of the Original Form 8-K with respect to the terms of Dr. Rigetti’s separation agreement, which such terms were not known at the time of filing the Original Form 8-K. The Original Form 8-K otherwise remains unchanged and does not otherwise reflect events occurring after the original filing of the Form 8-K except as set forth in this Amendment No. 2.
Entity Central Index Key	0001838359
Common Stock, $0.0001 par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RGTI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	RGTIW
Security Exchange Name	NASDAQ